Guggenheim High Yield Fund Expense Example - A C Inst P Shares [Member] - Guggenheim High Yield Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 492
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,754
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,264
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,078
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	$ 1,432